Acquisitions and disposals - Narrative (Details) - Suave - EUR (€) € in Millions		6 Months Ended
	May 01, 2023	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	€ 592
Gain on disposal of Suave	€ 497	€ 497